PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period
	Years Ended December 31,
	2015	2016	2017
Rents	95,977	67,277	191,502
Personnel costs	5,903	1,560	6,221
Others	8,131	3,010	8,731

Total	110,011	71,847	206,454